Fair Value (Reconciliation Of Assets And Liabilities Measured At Fair Value On A Recurring Basis Using Level 3 Inputs) (Details) (Fair Value, Measurements, Recurring [Member], JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	¥ 3,355,083		¥ 3,552,656
Total realized/unrealized gains (losses) included in earnings, Assets	(6,436)		(9,280)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	238		13,087
Purchases, issuances and settlements, Assets			(474,449)
Purchases, Assets	924,656
Issuances, Assets	(2,894)
Sales, Assets	(483,897)
Settlements, Assets	(1,112,086)
Transfer into Level 3, Assets	402,196	[1]	621,984	[1]
Transfer out of Level 3, Assets	(311,585)	[1]	(348,915)	[1]
Level 3 Assets, ending balance	2,765,275		3,355,083
Change in unrealized gains (losses) included in earnings for assets still held at period end	(32,563)		(33,343)
Level 3 liabilities, beginning balance	18,183		45,347
Total realized/unrealized gains (losses) included in earnings, Liabilities	(42,231)		2,453
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Liabilities	6,864		21,184
Purchases, issuances and settlements, Liabilities			(3,905)
Issuances, Liabilities	6,220
Settlements, Liabilities	(17,450)
Transfer into Level 3, Liabilities	1,640	[1]	378	[1]
Transfer out of Level 3, Liabilities	(424)	[1]
Level 3 liabilities, ending balance	43,536		18,183
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(34,071)		(14,902)
Other Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, beginning balance	18,183		45,347
Total realized/unrealized gains (losses) included in earnings, Liabilities	(42,231)	[2]	2,453	[2]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Liabilities	6,864		21,184
Purchases, issuances and settlements, Liabilities			(3,905)
Issuances, Liabilities	6,220
Settlements, Liabilities	(17,450)
Transfer into Level 3, Liabilities	1,640	[1]	378	[1]
Transfer out of Level 3, Liabilities	(424)	[1]
Level 3 liabilities, ending balance	43,536		18,183
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(34,071)	[2]	(14,902)	[2]
Trading Derivatives, Net [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	(36,851)		(28,612)
Total realized/unrealized gains (losses) included in earnings, Assets	(19,907)	[3]	(9,821)	[3]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	2,305		5,948
Purchases, issuances and settlements, Assets			(23,117)
Purchases, Assets	293
Issuances, Assets	(2,894)
Settlements, Assets	(25,587)
Transfer into Level 3, Assets	69,757	[1]	31,005	[1]
Transfer out of Level 3, Assets	(14,574)	[1]	(12,254)	[1]
Level 3 Assets, ending balance	(27,458)		(36,851)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(27,094)	[3]	(4,571)	[3]
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	1,137,411	[4]	1,166,538	[4]
Total realized/unrealized gains (losses) included in earnings, Assets	12,230	[3],[4]	2,077	[3],[4]
Purchases, issuances and settlements, Assets			(98,921)	[4]
Purchases, Assets	651,440	[4]
Sales, Assets	(439,127)	[4]
Settlements, Assets	(362,779)	[4]
Transfer into Level 3, Assets	138,929	[1],[4]	87,162	[1],[4]
Transfer out of Level 3, Assets	(61,447)	[1],[4]	(19,445)	[1],[4]
Level 3 Assets, ending balance	1,076,657	[4]	1,137,411	[4]
Change in unrealized gains (losses) included in earnings for assets still held at period end	7,412	[3],[4]	(10,933)	[3],[4]
Trading Account Assets, Trading Securities [Member] | Debt Securities, Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	115,557		171,534
Total realized/unrealized gains (losses) included in earnings, Assets	10,062		(1,720)
Purchases, issuances and settlements, Assets			(64,468)
Purchases, Assets	180,506
Sales, Assets	(143,431)
Settlements, Assets	(38,654)
Transfer into Level 3, Assets	25,691	[1]	10,211	[1]
Level 3 Assets, ending balance	149,731		115,557
Change in unrealized gains (losses) included in earnings for assets still held at period end	3,385		(6,688)
Trading Account Assets, Trading Securities [Member] | Debt Securities, Corporate Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	554,364		494,987
Total realized/unrealized gains (losses) included in earnings, Assets	4,595		(12,756)
Purchases, issuances and settlements, Assets			9,697
Purchases, Assets	182,004
Sales, Assets	(72,379)
Settlements, Assets	(224,908)
Transfer into Level 3, Assets	113,206	[1],[5]	76,949	[1],[5]
Transfer out of Level 3, Assets	(54,987)	[1],[5]	(14,513)	[1],[5]
Level 3 Assets, ending balance	501,895		554,364
Change in unrealized gains (losses) included in earnings for assets still held at period end	3,526		(7,892)
Trading Account Assets, Trading Securities [Member] | Debt Securities, Residential Mortgage Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	53,688		56,468
Total realized/unrealized gains (losses) included in earnings, Assets	(2,041)		5,963
Purchases, issuances and settlements, Assets			(8,743)
Purchases, Assets	30,362
Sales, Assets	(65,705)
Settlements, Assets	(6,180)
Level 3 Assets, ending balance	10,124		53,688
Change in unrealized gains (losses) included in earnings for assets still held at period end	(44)		5,062
Trading Account Assets, Trading Securities [Member] | Debt Securities, Commercial Mortgage Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	39,076		17,315
Total realized/unrealized gains (losses) included in earnings, Assets	(2,412)		3,425
Purchases, issuances and settlements, Assets			18,336
Purchases, Assets	3,590
Sales, Assets	(37,502)
Settlements, Assets	(2,752)
Level 3 Assets, ending balance			39,076
Change in unrealized gains (losses) included in earnings for assets still held at period end			2,890
Trading Account Assets, Trading Securities [Member] | Debt Securities, Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	353,835		389,061
Total realized/unrealized gains (losses) included in earnings, Assets	(499)		(632)
Purchases, issuances and settlements, Assets			(29,662)
Purchases, Assets	254,096
Sales, Assets	(116,052)
Settlements, Assets	(89,722)
Transfer out of Level 3, Assets	(6,460)	[1]	(4,932)	[1]
Level 3 Assets, ending balance	395,198		353,835
Change in unrealized gains (losses) included in earnings for assets still held at period end	(260)		(4,306)
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	20,891		37,173
Total realized/unrealized gains (losses) included in earnings, Assets	2,525		7,797
Purchases, issuances and settlements, Assets			(24,081)
Purchases, Assets	882
Sales, Assets	(4,058)
Settlements, Assets	(563)
Transfer into Level 3, Assets	32	[1]	2	[1]
Level 3 Assets, ending balance	19,709		20,891
Change in unrealized gains (losses) included in earnings for assets still held at period end	805		1
Trading Account Assets, Trading Derivative Assets [Member] | Interest Rate Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	(59,958)		(45,467)
Total realized/unrealized gains (losses) included in earnings, Assets	16,410		(4,991)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(92)
Purchases, issuances and settlements, Assets			(14,513)
Issuances, Assets	(22)
Settlements, Assets	(7,110)
Transfer into Level 3, Assets	6,692	[1]	14,212	[1]
Transfer out of Level 3, Assets	(824)	[1]	(9,199)	[1]
Level 3 Assets, ending balance	(44,904)		(59,958)
Change in unrealized gains (losses) included in earnings for assets still held at period end	12,483		6
Trading Account Assets, Trading Derivative Assets [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	32,911		6,440
Total realized/unrealized gains (losses) included in earnings, Assets	(42,595)		46
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	2,372		5,963
Purchases, issuances and settlements, Assets			(5,245)
Purchases, Assets	278
Issuances, Assets	(2,850)
Settlements, Assets	(17,335)
Transfer into Level 3, Assets	64,141	[1]	16,826	[1]
Transfer out of Level 3, Assets	(13,015)	[1]	8,881	[1]
Level 3 Assets, ending balance	23,907		32,911
Change in unrealized gains (losses) included in earnings for assets still held at period end	(43,490)		(2,201)
Trading Account Assets, Trading Derivative Assets [Member] | Equity Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	(10,481)		(8,272)
Total realized/unrealized gains (losses) included in earnings, Assets	6,030		(982)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	33		(15)
Purchases, issuances and settlements, Assets			(1,212)
Issuances, Assets	(5)
Settlements, Assets	(1,260)
Transfer into Level 3, Assets	(1,336)	[1]
Level 3 Assets, ending balance	(7,019)		(10,481)
Change in unrealized gains (losses) included in earnings for assets still held at period end	4,502		(2,417)
Trading Account Assets, Trading Derivative Assets [Member] | Commodity Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	979		14,003
Total realized/unrealized gains (losses) included in earnings, Assets	(131)		276
Purchases, issuances and settlements, Assets			(1,331)
Purchases, Assets	15
Issuances, Assets	(17)
Settlements, Assets	(31)
Transfer into Level 3, Assets	82	[1]	(33)	[1]
Transfer out of Level 3, Assets	(735)	[1]	(11,936)	[1]
Level 3 Assets, ending balance	162		979
Change in unrealized gains (losses) included in earnings for assets still held at period end	(149)		434
Trading Account Assets, Trading Derivative Assets [Member] | Credit Derivatives [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	(302)		4,684
Total realized/unrealized gains (losses) included in earnings, Assets	379		(4,170)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(8)
Purchases, issuances and settlements, Assets			(816)
Settlements, Assets	149
Transfer into Level 3, Assets	178	[1]
Level 3 Assets, ending balance	396		(302)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(440)		(393)
Investment Securities, Securities Available For Sales [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	2,203,312		2,363,609
Total realized/unrealized gains (losses) included in earnings, Assets	4,491	[6]	(431)	[6]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(1,999)		7,476
Purchases, issuances and settlements, Assets			(354,656)
Purchases, Assets	268,123
Sales, Assets	(39,480)
Settlements, Assets	(723,693)
Transfer into Level 3, Assets	193,510	[1]	503,817	[1]
Transfer out of Level 3, Assets	(230,877)	[1]	(316,503)	[1]
Level 3 Assets, ending balance	1,673,387		2,203,312
Change in unrealized gains (losses) included in earnings for assets still held at period end	(9,983)	[6]	(16,526)	[6]
Investment Securities, Securities Available For Sales [Member] | Debt Securities, Japanese Prefectural And Municipal Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	1,054		3,069
Total realized/unrealized gains (losses) included in earnings, Assets	3		9
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(2)		3
Purchases, issuances and settlements, Assets			(2,027)
Settlements, Assets	(1,055)
Level 3 Assets, ending balance			1,054
Change in unrealized gains (losses) included in earnings for assets still held at period end			2
Investment Securities, Securities Available For Sales [Member] | Debt Securities, Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	130,409		87,597
Total realized/unrealized gains (losses) included in earnings, Assets	(229)		(378)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	2,258		1,888
Purchases, issuances and settlements, Assets			41,302
Purchases, Assets	3,660
Sales, Assets	(92)
Settlements, Assets	(5,286)
Level 3 Assets, ending balance	130,720		130,409
Change in unrealized gains (losses) included in earnings for assets still held at period end	(65)		(296)
Investment Securities, Securities Available For Sales [Member] | Debt Securities, Corporate Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	2,007,972		2,163,465
Total realized/unrealized gains (losses) included in earnings, Assets	4,984		3,844
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(2,421)		6,150
Purchases, issuances and settlements, Assets			(371,409)
Purchases, Assets	185,960
Sales, Assets	(39,120)
Settlements, Assets	(659,580)
Transfer into Level 3, Assets	193,510	[1],[5]	503,817	[1],[5]
Transfer out of Level 3, Assets	(230,816)	[1],[5]	(297,895)	[1],[5]
Level 3 Assets, ending balance	1,460,489		2,007,972
Change in unrealized gains (losses) included in earnings for assets still held at period end	(9,732)		(14,699)
Investment Securities, Securities Available For Sales [Member] | Debt Securities, Residential Mortgage Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	23,783		26,827
Total realized/unrealized gains (losses) included in earnings, Assets	(24)		(1,629)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	66		180
Purchases, issuances and settlements, Assets			(1,595)
Purchases, Assets	3,000
Sales, Assets	(206)
Settlements, Assets	(4,268)
Level 3 Assets, ending balance	22,351		23,783
Change in unrealized gains (losses) included in earnings for assets still held at period end	(2)		(1)
Investment Securities, Securities Available For Sales [Member] | Debt Securities, Commercial Mortgage Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	8,147		14,475
Total realized/unrealized gains (losses) included in earnings, Assets	127		(1,522)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	343		863
Purchases, issuances and settlements, Assets			(5,669)
Settlements, Assets	(4,815)
Level 3 Assets, ending balance	3,802		8,147
Change in unrealized gains (losses) included in earnings for assets still held at period end			(1,522)
Investment Securities, Securities Available For Sales [Member] | Debt Securities, Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	30,792		67,095
Total realized/unrealized gains (losses) included in earnings, Assets	(374)		(733)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(2,249)		(1,612)
Purchases, issuances and settlements, Assets			(15,350)
Purchases, Assets	75,467
Settlements, Assets	(48,689)
Transfer out of Level 3, Assets			(18,608)	[1]
Level 3 Assets, ending balance	54,947		30,792
Change in unrealized gains (losses) included in earnings for assets still held at period end	(191)		11
Investment Securities, Securities Available For Sales [Member] | Debt Securities, Other Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	960		990
Total realized/unrealized gains (losses) included in earnings, Assets	4		(20)
Purchases, issuances and settlements, Assets			(10)
Level 3 Assets, ending balance	964		960
Change in unrealized gains (losses) included in earnings for assets still held at period end	7		(20)
Investment Securities, Securities Available For Sales [Member] | Marketable Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	195		91
Total realized/unrealized gains (losses) included in earnings, Assets			(2)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	6		4
Purchases, issuances and settlements, Assets			102
Purchases, Assets	36
Sales, Assets	(62)
Transfer out of Level 3, Assets	(61)	[1]
Level 3 Assets, ending balance	114		195
Change in unrealized gains (losses) included in earnings for assets still held at period end			(1)
Other Investment Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	35,908		33,904
Total realized/unrealized gains (losses) included in earnings, Assets	(1,897)	[2]	384	[2]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(68)		(337)
Purchases, issuances and settlements, Assets			2,670
Purchases, Assets	4,102
Sales, Assets	(5,289)
Settlements, Assets	(16)
Transfer out of Level 3, Assets	(419)	[1]	(713)	[1]
Level 3 Assets, ending balance	32,321		35,908
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,537)	[2]	(131)	[2]
Other Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	15,303		17,217
Total realized/unrealized gains (losses) included in earnings, Assets	(1,353)	[2]	(1,489)	[2]
Purchases, issuances and settlements, Assets			(425)
Purchases, Assets	698
Sales, Assets	(1)
Settlements, Assets	(11)
Transfer out of Level 3, Assets	(4,268)	[1]
Level 3 Assets, ending balance	10,368		15,303
Change in unrealized gains (losses) included in earnings for assets still held at period end	¥ (1,361)	[2]	¥ (1,182)	[2]

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
[2]	Included in Trading account profits—net.
[3]	Included in Trading account profits—net and in Foreign exchange gains—net.
[4]	Includes Trading securities under fair value option.
[5]	Transfers out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
[6]	Included in Investment securities gains—net.